Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0001781335
Registrant Name	Otis Worldwide Corporation
Registration File Number	333-293482
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES